Financial Instruments - Summary of Net Exposure to Exchange Rate Variations on Assets and Liabilities (Detail) - Foreign exchange risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	R$ (1,082,946)	R$ 495,036
Cash and cash equivalents [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	782,103	424,334
Trade receivables [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	25,797	11,940
Advances to suppliers [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk		58,866
Trade payables [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(13,230)	(22,005)
Loans, borrowings and debentures [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(8,919,712)	(6,323,330)
Advances from clients [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(6,310)
Contingent consideration [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(64,213)	(68,388)
Payables to related parties [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(210,497)
Derivative financial instruments [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	R$ 7,323,116	R$ 6,413,619